Cover	12 Months Ended
Aug. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--08-31
Entity File Number	001-39389
Entity Registrant Name	Engine Gaming and Media, Inc.
Entity Central Index Key	0001714562
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2110 Powers Ferry Road SE,
Entity Address, Address Line Two	Suite 450,
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Country	CA
Entity Address, Postal Zip Code	30339
Title of 12(b) Security	Common Shares
Trading Symbol	GAME
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,803,875
Auditor Firm ID	6135
Auditor Name	Baker Tilly WM LLP
Auditor Location	Toronto, Ontario
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2110 Powers Ferry Road SE,
Entity Address, Address Line Two	Suite 450,
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(212)
Local Phone Number	931-1200
Contact Personnel Name	Michael Munoz
Contact Personnel Email Address	mmunoz@franklymedia.com